Segment Results (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of reportable segments information
The following represents selected information for the Company’s reportable segments for the years ended December 31 (in thousands):

	2014	2013	2012
Net revenues to external customers:
U.S. Branded Pharmaceuticals	$969,437	$1,394,015	$1,677,984
U.S. Generic Pharmaceuticals	1,140,821	730,666	633,265
International Pharmaceuticals (1)	270,425	—	—
Total net revenues to external customers	$2,380,683	$2,124,681	$2,311,249

Adjusted income (loss) from continuing operations before income tax:
U.S. Branded Pharmaceuticals	$529,507	$783,927	$906,839
U.S. Generic Pharmaceuticals	464,029	193,643	171,418
International Pharmaceuticals	80,683	—	—
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(1)	Revenues generated by our International Pharmaceuticals segment are primarily attributable to Canada, Mexico and South Africa.

Schedule of reconciliations of consolidated adjusted income before income tax
The table below provides reconciliations of our segment adjusted income from continuing operations before income tax to our consolidated income (loss) from continuing operations before income tax, which is determined in accordance with U.S. GAAP, for the years ended December 31 (in thousands):

	2014	2013	2012
Total segment adjusted income from continuing operations before income tax:	$1,074,219	$977,570	$1,078,257
Corporate unallocated costs	(355,417)	(315,743)	(328,633)
Upfront and milestone payments to partners	(51,774)	(29,703)	(60,778)
Asset impairment charges	(22,542)	(32,011)	(72,551)
Acquisition-related and integration items (1)	(77,384)	(7,614)	(18,432)
Separation benefits and other cost reduction initiatives (2)	(25,760)	(91,530)	(23,489)
Excise tax (3)	(54,300)	—	—
Amortization of intangible assets	(218,712)	(123,547)	(146,898)
Inventory step-up	(65,582)	—	—
Non-cash interest expense related to the 1.75% Convertible Senior Subordinated Notes	(12,192)	(22,742)	(20,762)
Loss on extinguishment of debt	(31,817)	(11,312)	(7,215)
Watson litigation settlement income, net	—	50,400	—
Accrual for payment to Impax Laboratories Inc. related to sales of Opana® ER	—	—	(102,000)
Patent litigation settlement items, net	—	—	(85,123)
Certain litigation-related charges, net (4)	(42,084)	(9,450)	(224,425)
Charge related to the non-recoverability of certain non-trade receivables	(10,000)	—	—
Net gain on sale of certain early-stage drug discovery and development assets	5,200	—	—
Foreign currency impact related to the remeasurement of intercompany debt instruments	13,153	—	—
Charge for an additional year of the branded prescription drug fee in accordance with IRS regulations issued in the third quarter of 2014	(24,972)	—	—
Other, net	(161)	1,048	—
Total consolidated income (loss) from continuing operations before income tax	$99,875	$385,366	$(12,049)
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(1)
Acquisition-related and integration-items include costs directly associated with the closing of certain acquisitions, changes in the fair value of contingent consideration and the costs of integration activities related to both current and prior period acquisitions.

(2)
Separation benefits and other cost reduction initiatives include employee separation costs of $14.4 million, $35.2 million and $20.0 million in 2014, 2013 and 2012, respectively. Contract termination fees of $5.8 million in 2013 are also included in this amount. The amount of separation benefits and other cost reduction initiatives in 2013 includes an expense recorded upon the cease use date of our Chadds Ford, Pennsylvania and Westbury, New York properties in the first quarter of 2013, representing the liability for our remaining obligations under the respective lease agreements of $7.2 million. These expenses were primarily recorded as Selling, general and administrative and Research and development expense in our Consolidated Statements of Operations. The amounts in this table exclude amounts related to discontinued operations. See Note 4. Restructuring for discussion of our material restructuring initiatives.

(3)	This amount represents charges related to the expense for the reimbursement of directors’ and certain employees’ excise tax liabilities pursuant to Section 4985 of the Internal Revenue Code.

(4)	These amounts include charges for Litigation-related and other contingencies, net

Additional selected financial information for reportable segments
The following represents additional selected financial information for our reportable segments for the years ended December 31 (in thousands):

	2014	2013	2012
Depreciation expense:
U.S. Branded Pharmaceuticals	$16,209	$19,828	$15,540
U.S. Generic Pharmaceuticals	16,751	13,354	12,343
International Pharmaceuticals	1,856	—	—
Corporate unallocated	7,849	8,354	5,033
Total depreciation expense	$42,665	$41,536	$32,916

	2014	2013	2012
Amortization expense:
U.S. Branded Pharmaceuticals	$78,890	$80,223	$105,974
U.S. Generic Pharmaceuticals	95,042	43,924	41,524
International Pharmaceuticals	44,780	—	$—
Total amortization expense	$218,712	$124,147	$147,498